UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12/31/99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	De Santis Capital Management, L.P.
Address:	One Bush Street, Suite 1800
		San Francisco, CA  94104

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David W. Peterson
Title:	Vice President
Phone:	(415)576-3393

Signature, Place and Date of Signing:

	/s/ David W. Peterson			San Francisco, CA	03/01/00
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:				 0

Form 13F Information Table Entry Total:		     79

Form 13F Information Table Value Total:		133,555


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER				  TITLE OF		 CUSIP		VALUE		SHARES	INV.	OTHER VOTING AUTH
						  CLASS					X1000			  	DISC  MGR  SOLE SHR NONE

24/7 Media Inc.                       COMMON STOCK     901314104		  410		  7,130	N/A	SOLE		 7,130
Actuate Corporation                   COMMON STOCK     00508B102		1,106		 25,790	N/A	SOLE		25,790
Advanced Fibre Communications         COMMON STOCK     00754A105    	1,426  	 31,900    	N/A	SOLE     	31,900
Altera Corp.                          COMMON STOCK     021441100    	2,280		 46,000     N/A	SOLE     	46,000
America Online                        COMMON STOCK     02364J104    	1,062		 14,000    	N/A	SOLE		14,000
Analog Devices, Inc.                  COMMON STOCK     032654105    	1,767  	 19,000    	N/A	SOLE     	19,000
Aspect Telecomunications Corp.        COMMON STOCK     04523Q102    	3,326  	 85,000    	N/A	SOLE     	85,000
Asyst Technologies Inc.               COMMON STOCK     04648X107      	  983  	 15,000    	N/A	SOLE     	15,000
Atmel Corporation                     COMMON STOCK     049513104      	  828  	 28,000    	N/A	SOLE     	28,000
Be Free Inc.                          COMMON STOCK     073308108      	  359   	  5,000    	N/A	SOLE     	 5,000
Business Objects                      COMMON STOCK     12328X107    	8,686  	 65,000    	N/A	SOLE     	65,000
CNET Inc.                             COMMON STOCK     125945101    	1,135  	 20,000 	N/A	SOLE     	20,000
CSG Systems Inc.                      COMMON STOCK     126349109      	  399  	 10,000    	N/A	SOLE     	10,000
Carrier Access Corporation            COMMON STOCK     144460102      	  673  	 10,000    	N/A	SOLE     	10,000
Ciena Corporation                     COMMON STOCK     171779101    	2,696  	 46,883    	N/A	SOLE     	46,883
Cirrus Logic Inc.                     COMMON STOCK     172755100    	1,869 	140,400    	N/A	SOLE       140,400
Cisco Systems Inc.                    COMMON STOCK     17275R102    	1,579  	 14,737    	N/A 	SOLE     	14,737
Citrix Systems Inc.                   COMMON STOCK     177376100    	1,845  	 15,000    	N/A	SOLE     	15,000
Compuware                             COMMON STOCK     205638109      	  559  	 15,000    	N/A	SOLE     	15,000
Concord Communications Inc.           COMMON STOCK     206186108      	  444  	 10,000    	N/A	SOLE     	10,000
Conexant Systems                      COMMON STOCK     207142100    	3,717  	 56,000    	N/A	SOLE     	56,000
Critical Path Inc.                    COMMON STOCK     22674V100    	2,831  	 30,000    	N/A	SOLE     	30,000
Cypress Semiconductor Corp.           COMMON STOCK     232806109    	1,781  	 55,000    	N/A	SOLE     	55,000
Digital Island Inc.                   COMMON STOCK     25385N101    	1,902  	 20,000    	N/A	SOLE     	20,000
Digital Microwave Corp.               COMMON STOCK     253859102    	1,617  	 69,000    	N/A	SOLE     	69,000
E Piphany Inc.                        COMMON STOCK     26881V100    	1,116   	  5,000    	N/A	SOLE      	 5,000
Elantec Semiconductor Inc.            COMMON STOCK     284155108    	2,013  	 61,000    	N/A	SOLE     	61,000
Exabyte Corp.                         COMMON STOCK     300615101  	   75  	 10,000    	N/A	SOLE     	10,000
FVC. COM, Inc.                        COMMON STOCK     30266P100    	1,494 	127,855    	N/A	SOLE       127,855
GSI Lumonics                          COMMON STOCK     36229U102      	  131  	 15,000    	N/A	SOLE     	15,000
Galileo Technology Ltd.               COMMON STOCK     M47298100      	  854  	 35,400    	N/A	SOLE     	35,400
Great Plains Software                 COMMON STOCK     39119E105      	  374   	  5,000    	N/A	SOLE      	 5,000
Hyperion Solutions Corporation        COMMON STOCK     44914M104    	2,262  	 52,000    	N/A	SOLE     	52,000
InFocus Systems Inc.                  COMMON STOCK     452919103      	  348  	 15,000   	N/A	SOLE     	15,000
Informix Corp.                        COMMON STOCK     456779107    	1,294 	113,178    	N/A	SOLE       113,178
Inktomi Corp.                         COMMON STOCK     457227101    	4,437  	 50,000    	N/A	SOLE     	50,000
InterNAP Network Services Corp.       COMMON STOCK     45885A102    	3,460  	 20,000    	N/A	SOLE     	20,000
LSI Logic Corp.                       COMMON STOCK     502161102    	2,363  	 35,000    	N/A	SOLE     	35,000
Madge NV                              COMMON STOCK     N5424G106      	  716  	 97,858    	N/A	SOLE     	97,858
Mercury Interactive                   COMMON STOCK     589405109    	3,778  	 35,000    	N/A	SOLE     	35,000
Micro Linear Corp.                    COMMON STOCK     594850109       	   86  	 10,000    	N/A	SOLE     	10,000
Microsoft  Corp.                      COMMON STOCK     594918104      	  350   	  3,000    	N/A	SOLE      	 3,000
Mission Critical Software             COMMON STOCK     605047109    	3,360  	 48,000    	N/A	SOLE     	48,000
National Semiconductor                COMMON STOCK     637640103      	  428  	 10,000    	N/A	SOLE     	10,000
Net Perceptions Inc.                  COMMON STOCK     64107U101      	  840  	 20,000    	N/A	SOLE     	20,000
Novadigm Inc.                         COMMON STOCK     669937107    	1,037  	 50,000    	N/A	SOLE     	50,000
Novell Inc.                           COMMON STOCK     670006105    	1,386  	 34,700    	N/A	SOLE     	34,700
Novellus Systems Inc.                 COMMON STOCK     670008101      	  429   	  3,500    	N/A	SOLE      	 3,500
P-Com Inc.                            COMMON STOCK     693262107      	  133  	 15,000    	N/A	SOLE     	15,000
PMC-Sierra Inc.                       COMMON STOCK     69344F106    	9,903  	 61,776    	N/A	SOLE     	61,776
Pairgain Technologies Inc.            COMMON STOCK     695934109      	  653  	 46,000    	N/A	SOLE     	46,000
Peoplesoft Inc.                       COMMON STOCK     712713106    	1,301  	 61,049    	N/A	SOLE     	61,049
Pet Smart Inc.                        COMMON STOCK     716768106      	  230  	 40,000    	N/A	SOLE     	40,000
Pharmacyclics Inc.                    COMMON STOCK     716933106    	1,547  	 37,500    	N/A	SOLE     	37,500
PictureTel Corp.                      COMMON STOCK     720035302      	  194  	 45,066    	N/A	SOLE     	45,066
Polycom Inc.                          COMMON STOCK     73172K104      	  275   	  4,311    	N/A	SOLE      	 4,311
Portal Software Inc.                  COMMON STOCK     736126103      	  334   	  3,248    	N/A	SOLE      	 3,248
QRS Corporation                       COMMON STOCK     74726X105    	2,100  	 20,000    	N/A	SOLE     	20,000
Quantum Corp. DLT Storage Systems Gro COMMON STOCK     747906204      	  769  	 50,816    	N/A	SOLE     	50,816
Quantum Corp. Hard Disk Drive Group   COMMON STOCK     747906303      	  176  	 25,408    	N/A	SOLE     	25,408
Rational Software Corp.               COMMON STOCK     75409P202      	  983  	 20,000    	N/A	SOLE     	20,000
RealNetworks Inc.                     COMMON STOCK     75605L104    	1,203  	 10,000    	N/A	SOLE     	10,000
Redback Networks Inc.                 COMMON STOCK     757209101    	1,050   	  5,914    	N/A	SOLE      	 5,914
Remedy Corp.                          COMMON STOCK     759548100    	4,794 	101,200    	N/A	SOLE       101,200
Santa Cruz Operation Inc.             COMMON STOCK     801833104      	  304  	 10,000    	N/A	SOLE     	10,000
Segue Software                        COMMON STOCK     815807102    	2,070  	 82,800    	N/A	SOLE     	82,800
Serena Software                       COMMON STOCK     817492101      	  309  	 10,000    	N/A	SOLE     	10,000
Siebel Systems, Inc.                  COMMON STOCK     826170102       15,607 	185,800    	N/A	SOLE       185,800
Sierra Wireless                       COMMON STOCK     861575105      	  260  	 15,483    	N/A	SOLE     	15,483
Silicon Graphics Inc.                 COMMON STOCK     827056102      	  581  	 60,000    	N/A	SOLE     	60,000
SonicWall Inc.                        COMMON STOCK     835470105    	1,006  	 25,000    	N/A	SOLE     	25,000
Sonosite Inc.                         COMMON STOCK     83568G104      	  632  	 20,000    	N/A	SOLE     	20,000
Sun Microsystems Inc.                 COMMON STOCK     866810104    	1,859  	 24,000    	N/A	SOLE     	24,000
Telcom Semiconductor Inc.             COMMON STOCK     87921P107      	  210  	 10,000    	N/A	SOLE     	10,000
Tricord Systems Inc.                  COMMON STOCK     896121100      	  341  	 70,000    	N/A	SOLE     	70,000
Tut Systems                           COMMON STOCK     901103101    	2,206  	 41,143    	N/A	SOLE     	41,143
USWeb Corporation                     COMMON STOCK     917327108    	1,897  	 42,700    	N/A	SOLE     	42,700
Valence Technology Inc.               COMMON STOCK     918914102      	  380  	 20,000    	N/A	SOLE     	20,000
Xilinx Inc.                           COMMON STOCK     983919101    	2,337  	 51,400    	N/A	SOLE     	51,400



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